Risks and Financial Instruments - Loss allowance for expected credit losses balances on trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 496,040	R$ 559,633
Ipiranga [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	373,514	422,542
Ultragaz [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	120,076	135,565
Ultracargo [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 2,450	R$ 1,526